Citigroup Mortgage Loan Trust 2025-RP3 ABS-15G

Exhibit 99.1 - Schedule 6(c)

Exception Summary (Loan Grades)

Run Date - 9/29/2025 3:33:23 PM

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Current	3	Title Issue -	72	0	0	0	0	72
		Collection Comments - Incomplete -	47	0	0	0	0	47
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	18	0	0	0	0	18
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	15	0	0	0	0	15
		Delinquent HOA Fees	3	0	0	0	0	3
		Mortgagor Deceased - Not clear or no information on executor/heir	2	0	0	0	0	2
		Environmental Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	2	0	0	0	0	2
		Cease and Desist Request Received From Mortgagor or 3rd Party	2	0	0	0	0	2
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	2	0	0	0	0	2
		Delinquent HOA Fees - Superlien State	1	0	0	0	0	1
		Subject May Not Be 1st Lien - No indication title company has acknowledged or signed letter of indemnification	1	0	0	0	0	1
		Lien is not in first position.	1	0	0	0	0	1
		Total Current Grade (3) Exceptions:	166	0	0	0	0	166